CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 53,454	$ 68,728
Term deposits		1,005
Accounts receivable (net of allowance for doubtful accounts of $92 and $467 as of December 31, 2019 and 2020, respectively)	1,844	2,804
Inventories	5,773	7,256
Prepaid expenses and other current assets	8,927	10,279
Loan receivables - current	107	1,149
Amounts due from related parties		349
Total current assets	70,105	91,570
Non-current assets
Restricted cash	1,127	710
Property, plant and equipment, net	47,638	50,142
Goodwill	46,147	52,687
Intangible assets, net	14,179	17,700
Long-term investments	217	5,237
Deferred tax assets	21,168	18,161
Other non-current assets	14,438	16,484
Operating lease right-of-use assets	87,472	83,403
TOTAL ASSETS	302,491	336,094
Current liabilities
Prepayments from customers, current portion (including prepayments from customers of the consolidated VIEs without recourse to the Group of $5,904 and $4,145 as of December 31, 2019 and 2020, respectively)	4,145	5,904
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of $47,825 and $42,703 as of December 31, 2019 and 2020, respectively)	54,406	56,472
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Group of $14,364 and $17,865 as of December 31, 2019 and 2020, respectively)	18,592	14,929
Operating lease liabilities, current portion (including operating lease liabilities of the consolidated VIEs without recourse to the Group of $13,068 and $12,277 as of December 31, 2019 and 2020, respectively)	16,856	16,399
Deferred revenue, current portion (including deferred revenue of the consolidated VIEs without recourse to the Group of $30,266 and $29,367 as of December 31, 2019 and 2020, respectively)	34,351	31,993
Long-term debt, current portion (including long-term debt of the consolidated VIEs without recourse to the Group of $nil and $nil as of December 31, 2019 and 2020, respectively)	7	87
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of $124 and $nil as of December 31, 2019 and 2020, respectively)		124
Total current liabilities	128,357	125,908
Non-current liabilities
Prepayments from customers, non-current portion (including prepayments from customers of the consolidated VIEs without recourse to the Group of $2,508, and $4,024 as of December 31, 2019 and 2020, respectively)	4,024	2,508
Deferred revenue, non-current portion (including deferred revenue of the consolidated VIEs without recourse to the Group of $4,206, and $709 as of December 31, 2019 and 20120, respectively)	1,726	5,531
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Group of $9,167 and $9,307 as of December 31, 2019 and 2020, respectively)	12,519	11,034
Deferred income tax liabilities (including deferred income tax liabilities of the consolidated VIEs without recourse to the Group of $1,271 and $nil as of December 31, 2019 and 2020, respectively)	1,890	3,384
Operating lease liabilities, non-current portion (including operating lease liabilities of the consolidated VIEs without recourse to the Group of $68,509 and $67,726 as of December 31, 2019 and 2020, respectively)	76,308	71,012
TOTAL LIABILITIES	224,824	219,377
MEZZANINE EQUITY
Redeemable non-controlling interests	9,988	8,801
EQUITY
Ordinary shares (par value of $0.001 per share; 99,999,999 shares authorized; 29,213,801 shares issued and 27,586,346 shares outstanding as of December 31, 2019; 29,213,801 shares issued and 27,812,754 shares outstanding as of December 31, 2020)	29	29
Treasury stock	(10,321)	(12,000)
Additional paid-in capital	141,094	139,843
Statutory reserve	4,652	4,060
Accumulated other comprehensive income (loss)	(1,468)	141
Accumulated deficit	(71,837)	(33,553)
Total RYB Education, Inc. shareholders' equity	62,149	98,520
Non-controlling interest	5,530	9,396
TOTAL EQUITY	67,679	107,916
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL EQUITY	$ 302,491	$ 336,094